Other Liabilities - Schedule of Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 188	$ 227
Encumbrances on real estate, Maturing in 2033
Disclosure of detailed information about borrowings [line items]
Borrowed funds	177	206
Encumbrances on real estate in US Dollars, Maturing in 2020
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 11	$ 21